Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
CTIVP - Principal Blue Chip Growth Fund Class 1
Shareholder Report [Line Items]
Fund Name	CTIVP® – Principal Blue Chip Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about CTIVP ® – Principal Blue Chip Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Net Assets	$ 2,312,272,652
Holdings Count | Holdings	36
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,312,272,652
Total number of po r tfolio holdings	36
Portfolio turnover for the reporting period	7%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund r
ep
resented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	12.4%
Amazon.com, Inc.	8.7%
Alphabet, Inc., Class A	5.6%
TransDigm Group, Inc.	4.7%
Brookfield Corp.	4.6%
MasterCard, Inc., Class A	4.5%
Visa, Inc., Class A	4.1%
Intuit, Inc.	4.1%
Netflix, Inc.	3.8%
Progressive Corp. (The)	3.8%
Asse
t
Ca
te
gories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	12.4%
Amazon.com, Inc.	8.7%
Alphabet, Inc., Class A	5.6%
TransDigm Group, Inc.	4.7%
Brookfield Corp.	4.6%
MasterCard, Inc., Class A	4.5%
Visa, Inc., Class A	4.1%
Intuit, Inc.	4.1%
Netflix, Inc.	3.8%
Progressive Corp. (The)	3.8%

CTIVP - Principal Blue Chip Growth Fund Class 2
Shareholder Report [Line Items]
Fund Name	CTIVP® – Principal Blue Chip Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about CTIVP ® – Principal Blue Chip Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,0 00 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 50	0.94%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%
Net Assets	$ 2,312,272,652
Holdings Count | Holdings	36
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,312,272,652
Total number of portfolio holdings	36
Portfolio turnover for the reporting period	7%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percenta ge
of Fund ne
t a
ssets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	12.4%
Amazon.com, Inc.	8.7%
Alphabet, Inc., Class A	5.6%
TransDigm Group, Inc.	4.7%
Brookfield Corp.	4.6%
MasterCard, Inc., Class A	4.5%
Visa, Inc., Class A	4.1%
Intuit, Inc.	4.1%
Netflix, Inc.	3.8%
Progressive Corp. (The)	3.8%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	12.4%
Amazon.com, Inc.	8.7%
Alphabet, Inc., Class A	5.6%
TransDigm Group, Inc.	4.7%
Brookfield Corp.	4.6%
MasterCard, Inc., Class A	4.5%
Visa, Inc., Class A	4.1%
Intuit, Inc.	4.1%
Netflix, Inc.	3.8%
Progressive Corp. (The)	3.8%